Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Corporate Bond ETF	Dec. 30, 2024
Fidelity Corporate Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	9.02%
Past 5 years	2.86%
Since Inception	2.50%	[1]
Fidelity Corporate Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.33%
Past 5 years	1.57%
Since Inception	1.15%	[1]
Fidelity Corporate Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.29%
Past 5 years	1.66%
Since Inception	1.32%	[1]
LB004
Average Annual Return:
Past 1 year	8.18%
Past 5 years	2.45%
Since Inception	2.37%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%

[1]	A From October 6, 2014 .